GoodWill (Details) - Dec. 31, 2021 ¥ in Thousands	CNY (¥)	USD ($)
Marketing [Member]
Goodwill (Line item)
Goodwill | $		$ 1,131,154
Carrying amount of goodwill | ¥
Branding [Member]
Goodwill (Line item)
Goodwill | $		133,523
Carrying amount of goodwill | ¥
Others [Member]
Goodwill (Line item)
Goodwill | $		$ 239,848
Carrying amount of goodwill | ¥	¥ 43,011